COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE EXPENSE

As of September 30, 2023 and 2022, the components of lease expense are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Lease cost:	2023	2022	2023	2022

Operating lease cost	$128	$148	$371	$410
Total net lease cost	$128	$148	$371	$410
As of December 31, 2022 and 2021, the components of lease expense are as follows (in thousands):
Lease cost:	2022	2021

Operating lease cost	$487	$583
Total net lease cost	$487	$583

SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE	As of September 30, 2023, the remaining lease terms and discount rate used are as follows (in thousands):
2023

Weighted-average remaining lease term (years)	3.9
Weighted-average discount rate	8.2%
As of December 31, 2022, the remaining lease terms and discount rate used are as follows (in thousands):
2022

Weighted-average remaining lease term (years)	4.64
Weighted-average discount rate	8.3%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Supplemental cash flow information related to leases as of September 30, 2023 is as follows (in thousands):

2023
Cash flow classification of lease payments:
Operating cash flows from operating leases	451

Supplemental cash flow information related to leases as of December 31, 2022 is as follows (in thousands):

2022
Cash flow classification of lease payments:
Operating cash flows from operating leases	438

As of December 31, 2022, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of December 31,

2023	$602
2024	621
2025	594
2026	507
2027	493
Thereafter	140
Total lease payments	2,957
Less: Imputed interest	(544)
Total	$2,413

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of September 30, 2023, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of September 30,

2023 (remaining three months)	$152
2024	621
2025	594
2026	507
2027	493
Thereafter	140

Total lease payments	2,507
Less: Imputed interest	(403)
Total	$2,104

As of December 31, 2022, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of December 31,

2023	$602
2024	621
2025	594
2026	507
2027	493
Thereafter	140
Total lease payments	2,957
Less: Imputed interest	(544)
Total	$2,413